Personnel Expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Details of personnel expenses by function:
Cost of sales	€ 1,058,132	€ 988,689	€ 810,512
Research and development	110,682	106,472	93,817
Selling, general & administration expenses	383,851	382,472	345,224
Total personnel expenses	1,552,665	1,477,633	1,249,553
Details by nature:
Wages and salaries	1,234,761	1,178,527	1,000,682
Contributions to pension plans (see note 29)	33,226	29,941	21,363
Other social charges	27,462	28,785	29,055
Social Security	257,216	240,380	198,453
Total personnel expenses	€ 1,552,665	€ 1,477,633	€ 1,249,553
Number and average number of employees
Average headcount	22,095	21,147
Total number of employees	23,668	24,016
Directors
Number and average number of employees
Total number of employees	13	13
Manufacturing employees
Number and average number of employees
Total number of employees	19,049	19,683
Research&development - technical area employees
Number and average number of employees
Total number of employees	1,115	1,029
Administration and others employees
Number and average number of employees
Total number of employees	1,661	1,474
General management employees
Number and average number of employees
Total number of employees	301	314
Marketing employees
Number and average number of employees
Total number of employees	219	195
Sales and Distribution employees
Number and average number of employees
Total number of employees	1,310	1,308
Male
Number and average number of employees
Total number of employees	9,522	9,519
Male | Directors
Number and average number of employees
Total number of employees	9	9
Male | Manufacturing employees
Number and average number of employees
Total number of employees	7,169	7,303
Male | Research&development - technical area employees
Number and average number of employees
Total number of employees	427	406
Male | Administration and others employees
Number and average number of employees
Total number of employees	992	887
Male | General management employees
Number and average number of employees
Total number of employees	145	157
Male | Marketing employees
Number and average number of employees
Total number of employees	89	75
Male | Sales and Distribution employees
Number and average number of employees
Total number of employees	691	682
Female
Number and average number of employees
Total number of employees	14,146	14,497
Female | Directors
Number and average number of employees
Total number of employees	4	4
Female | Manufacturing employees
Number and average number of employees
Total number of employees	11,880	12,380
Female | Research&development - technical area employees
Number and average number of employees
Total number of employees	688	623
Female | Administration and others employees
Number and average number of employees
Total number of employees	669	587
Female | General management employees
Number and average number of employees
Total number of employees	156	157
Female | Marketing employees
Number and average number of employees
Total number of employees	130	120
Female | Sales and Distribution employees
Number and average number of employees
Total number of employees	619	626
Manufacturing
Number and average number of employees
Average headcount	17,697	17,027
R&D - technical area
Number and average number of employees
Average headcount	1,050	994
Administration and others
Number and average number of employees
Average headcount	1,550	1,405
General management
Number and average number of employees
Average headcount	288	252
Marketing
Number and average number of employees
Average headcount	205	187
Sales and Distribution
Number and average number of employees
Average headcount	1,305	1,282